Label	Element	Value
Turner Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001006783_SupplementTextBlock

TURNER FUNDS

TURNER SPECTRUM FUND

Class C

Supplement dated June 14 2013

to the Prospectus dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 28, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Turner Spectrum Fund
Strategy [Heading]	rr_StrategyHeading	1. The second paragraph under "Principal Strategy" on page 8 is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests its assets using the following six Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Titan; and (6) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.7% of its assets to each Investment Strategy.

2.                          The ninth paragraph under “Principal Strategy on page 8 is deleted in its entirety.

6.                          Effective June 28, 2013, the Market Neutral Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the Market Neutral Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE